The Caldwell & Orkin Funds, Inc.

5185 Peachtree Parkway, Suite 370

Norcross, GA  30092-6541

August 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:       The Caldwell & Orkin Funds, Inc.

File No. 33-35156

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective August 29, 2016, do not differ from those filed electronically in the Post-Effective Amendment No. 40 on August 26, 2016.

Sincerely,

/s/Abigail Murray

Abigail Murray

Secretary